Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	CHURCHILL TAX FREE TRUST
Central Index Key	0000812006
Amendment Flag	false
Document Creation Date	Apr. 24, 2012
Document Effective Date	Apr. 25, 2012
Prospectus Date	Apr. 25, 2012